Class A Ordinary Shares Subject to Possible Redemption - Schedule of Reconciliation of Class A Ordinary Shares Subject to Possible Redemption (Detail) - USD ($)	2 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 21, 2020
Temporary Equity [Line Items]
Accretion on Class A ordinary shares subject to possible redemption amount	$ 21,269,019	$ 21,286,019
Class A ordinary shares subject to possible redemption	$ 250,000,000	250,000,000	$ 250,000,000
Common Class A [Member]
Temporary Equity [Line Items]
Gross Proceeds		250,000,000	250,000,000
Offering costs allocated to Class A shares subject to possible redemption		(14,025,419)	(14,025,419)
Proceeds allocated to Public Warrants at issuance		(7,260,600)	(7,260,600)
Accretion on Class A ordinary shares subject to possible redemption amount		21,286,019	21,286,019
Class A ordinary shares subject to possible redemption		$ 250,000,000	$ 250,000,000	$ 250,000,000